Schedule of transactions occurred with related parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued as consideration for the acquisition			$ 3,000,069
Carrying amount of the note purchase agreement			9,780,990
Interest paid			345,600
Promissory note held by the Trust			243,000
Advaitha Pty Ltd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued as consideration for the acquisition		$ 3,000,069
Connect Simple Pty Ltd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued as consideration for the acquisition	$ 98,004,476		98,004,476
Forest House Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Accounting and administrative services expenses
Roni Laserson [member]
IfrsStatementLineItems [Line Items]
Remuneration to related parties			103,562
Natraj Balasubramanian [member]
IfrsStatementLineItems [Line Items]
Loan payable to related parties			8,957
Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Loans receivable			$ 223,847
Mirragin RAS consulting pty ltd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued as consideration for the acquisition	$ 3,599,997